MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2020 (Unaudited)

Mutual Funds (98.2%)	Shares	Value

Virtus KAR Small-Cap Growth Class I	20,845	$ 704,978
MFS New Discovery Value Class R6	47,304	518,454
Vanguard Tax-Managed Small Cap Adm Class	10,713	491,199
Vanguard Small Cap Value Index Adm Class	12,277	469,114
PIMCO StocksPLUS Small Fund Class I	70,038	453,143
Alger Small Cap Focus Class I	23,321	435,631
Watash Small Cap Value Class I	82,388	422,650
T. Rowe Price New Horizons	7,098	369,392
AMG River Road Small-Mid Value Class I	56,856	314,980
Federated Kaufmann Small Cap Class R6	8,704	312,893
Nationwide WCM Focused Small Cap Class I	13,806	235,532
Westwood Small Cap Value Class I	18,510	216,936
Baron Discovery Retail	12,618	215,384

Total Mutual Funds (Cost $ 5,777,780)		5,160,286

Short-Term Securities (1.7%)

Fidelity Institutional Money Market (Cost $ 90,490)		90,490

Total Short-Term Securities		90,490

Total Investments in Securities (Cost $ 5,868,270) (99.0%)		5,250,776

Net Other Assets and Liabilities (-0.1%)		(3,610)

Net Assets (100%)		$ 5,247,166

At March 31, 2020, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,777,780
Unrealized appreciation	414,370
Unrealized depreciation	1,031,864
Net unrealized appreciation (depreciation)	(617,494)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

Valuation Inputs	MH Elite Small Cap Fund of Funds
Level 1 – Quoted prices	$ 5,250,776
Level 2 – Other significant observable inputs	-
Level 3 – Significant unobservable inputs	-
Total	$ 5,250,776

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 6, 2020